Contingent Earn-Out Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contingent Earn-Out Liabilities (Details) [Line Items]
Current portion earn out liability amount	$ 923,970	$ 665,855	$ 402,730
Long-term portion earn out liability amount	$ 502,603	$ 976,078	$ 1,850,960
Purchase price percentage	31.00%
Gross profit over earned sale	$ 1,500,000
Year 1 [Member]
Contingent Earn-Out Liabilities (Details) [Line Items]
Customer list year percentage	15.00%	15.00%
Additional fixed payments	$ 180,000
Year 3 [Member]
Contingent Earn-Out Liabilities (Details) [Line Items]
Customer list year percentage	30.00%	30.00%
Year 2 [Member]
Contingent Earn-Out Liabilities (Details) [Line Items]
Customer list year percentage	30.00%	30.00%
Additional fixed payments	$ 300,000
G.A.P. Acquisition [Member]
Contingent Earn-Out Liabilities (Details) [Line Items]
Current portion earn out liability amount	649,000	$ 0
Long-term portion earn out liability amount	$ 986,000	$ 0